CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fee income
Revenue from contract with customer	$ 31,028	$ 35,528	$ 144,443	$ 216,767	$ 67,731
Fee income | Affiliated Entity
Revenue from contract with customer	30,850	35,458	143,218	180,892	67,731
Cost reimbursements | Affiliated Entity
Revenue from contract with customer	$ 9,845	$ 6,793	$ 34,695	$ 25,630	$ 4,296